Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MH Elite Portfolio of Funds Trust
Entity Central Index Key	0001054816
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
MH Elite Small Cap Fund of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE SMALL CAP FUND OF FUNDS
Class Name	MH Elite Small Cap Fund of Funds
Trading Symbol	MHELX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Small Cap Fund of Funds – MHELX (the “Fund”) for the period January 1, 2025 to June 30, 2025, as well as certain changes to the Fund.

Additional Information [Text Block]	You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Additional Information Phone Number	1-800-318-7969
Additional Information Email	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Small Cap Fund of Funds	$62	1.25%

*Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Net Assets	$ 11,012,657
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 52,792
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$11,012,657
PORTFOLIO HOLDINGS:	16
PORTFOLIO TURNOVER:	0.00%
ADVISORY FEES PAID BY FUND:	$52,792

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings*

(% of Net Assets)

1.	Schwab Fundamental US Small Company Index - Class I	7.90%
2.	Hennesey Cornerstone Mid Cap 30 - Class I	7.85%
3.	Aegis Value - Class I	7.78%
4.	Oberweis Micro Cap – Investor Class	7.08%
5.	Congress Small Cap Growth - Class I	6.99%
6.	Fuller &Thaler Behavioral Small Cap Equity - Class I	6.76%
7.	Invesco Small Cap Value - Class Y	6.75%
8.	Natixis Vaughan Nelson Small Cap Value - Class Y	6.59%
9.	Vanguard Small Cap Value Index - Admiral Class	6.56%
10.	Hood River Small Cap Growth - Class I	6.46%
	Total % of Net Assets	70.72%

*Excludes Short-Term Investments.

Material Fund Change [Text Block]	The Fund has not had any material changes during the six months ended June 30, 2025
Updated Prospectus Phone Number	1-800-318-7969.
Updated Prospectus Email Address	www.mhelite.com
MH Elite Fund of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE FUND OF FUNDS
Class Name	MH Elite Fund of Funds
Trading Symbol	MHEFX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Fund of Funds - MHEFX (the “Fund”) for the period January 1, 2025 to June 30, 2025, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Additional Information Phone Number	1-800-318-7969.
Additional Information Email	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Fund of Funds	$64	1.25%

*Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 27,730,254
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 131,183
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$27,730,254
PORTFOLIO HOLDINGS:	18
PORTFOLIO TURNOVER:	0.00%
ADVISORY FEES PAID BY FUND:	$131,183

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings*

(% of Net Assets)

1.	Shelton Capital Management Nasdaq-100 Index - Investor Class	10.36%
2.	Vanguard Tax-Managed Capital Appreciation - Admiral Class	7.66%
3.	Putnam Large Cap Value - Class Y	7.47%
4.	BNY Mellon Dynamic Value - Class I	7.17%
5.	Pear Tree Quality - Class I	7.11%
6.	Putnam Core Equity - Class R6	6.98%
7.	Huber Select Large Cap Value - Class I	5.72%
8.	Fidelity Large Cap Growth Index	5.63%
9.	GQG Partners U.S. Select Quality Equity - Class I	5.33%
10.	Fidelity Mega Cap Stock	5.21%
	Total % of Net Assets	68.64%

*Excludes Short-Term Investments.

Material Fund Change [Text Block]	The Fund has not had any material changes during the six months ended June 30, 2025
Updated Prospectus Phone Number	1-800-318-7969.
Updated Prospectus Email Address	www.mhelite.com
MH Elite Select Portfolio of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE SELECT PORTFOLIO OF FUNDS
Class Name	MH Elite Select Portfolio of Funds
Trading Symbol	MHESX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Select Portfolio of Funds – MHESX (the “Fund”) for the period January 1, 2025 to June 30, 2025, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Additional Information Phone Number	1-800-318-7969
Additional Information Email	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Select Portfolio of Funds	$67	1.25%

*Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.25%
Net Assets	$ 8,166,313
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 37,603
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$8,166,313
PORTFOLIO HOLDINGS:	15
PORTFOLIO TURNOVER:	0.00%
ADVISORY FEES PAID BY FUND:	$37,603

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings*

(% of Net Assets)

1.	Thornburg Global Opportunities - Class I	9.89%
2.	Driehaus Emerging Markets Small Cap Growth	9.30%
3.	WCM Focused International Growth - Class I	8.47%
4.	GQG Partners Emerging Markets Equity - Class I	8.45%
5.	Goldman Sachs GQG Partners International Opportunities - Investor Class	7.80%
6.	State Street Hedged International Developed Equity Index - Class K	7.70%
7.	Schwab Fundamental International Equity Index	6.88%
8.	Vanguard Industrials Index - Admiral Class	6.84%
9.	Third Avenue Value - Class I	6.73%
10.	Hartford International Value - Class I	6.70%
	Total % of Net Assets	78.76%

*Excludes Short-Term Investments.

Material Fund Change [Text Block]	The Fund has not had any material changes during the six months ended June 30, 2025
Updated Prospectus Phone Number	1-800-318-7969
Updated Prospectus Email Address	www.mhelite.com
MH Elite Income Fund of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE INCOME FUND OF FUNDS
Class Name	MH Elite Income Fund of Funds
Trading Symbol	MHEIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Income Fund of Funds – MHEIX (the “Fund”) for the period January 1, 2025 to June 30, 2025, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.
Additional Information Phone Number	1-800-318-7969
Additional Information Email	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Income Fund of Funds	$64	1.25%

*Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 14,597,426
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 72,306
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$14,597,426
PORTFOLIO HOLDINGS:	22
PORTFOLIO TURNOVER:	0.00%
ADVISORY FEES PAID BY FUND:	$72,306

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings*

(% of Net Assets)

1.	Dodge & Cox Global Bond - Class I	5.79%
2.	Victory Core Plus Intermediate Bond	5.73%
3.	Vanguard Tax-Managed Balanced - Admiral Class	5.60%
4.	BrandywineGLOBAL High Yield - Class I	5.53%
5.	Dodge & Cox Income - Class I	5.52%
6.	Fidelity Multi-Asset Income	5.50%
7.	Fidelity Select Utilities Portfolio	5.14%
8.	Vanguard Emerging Markets Bond - Admiral Class	4.97%
9.	River Canyon Total Return Bond Class I	4.71%
10.	Franklin Convertible Securities Advisor Class	4.68%
	Total % of Net Assets	53.17%

*Excludes Short-Term Investments.

Material Fund Change [Text Block]	The Fund has not had any material changes during the six months ended June 30, 2025
Updated Prospectus Phone Number	1-800-318-7969
Updated Prospectus Email Address	www.mhelite.com